Possible Impact of Amendments to Standards , New Standards and Interpretations Issued but Not Yet Effective for the Annual Accounting Period Ended December 31, 2018 - Additional Information (Detail)
¥ in Millions
Dec. 31, 2018 CNY (¥)
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Future minimum lease payments under non-cancellable operating leases	¥ 65,805